Cover	Jun. 21, 2023
Cover [Abstract]
Document Type	8-K
Document Period End Date	Jun. 21, 2023
Entity Registrant Name	URBAN-GRO, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-39933
Entity Tax Identification Number	46-5158469
Entity Address, Address Line One	1751 Panorama Point
Entity Address, Address Line Two	Unit G
Entity Address, City or Town	Lafayette
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80026
City Area Code	(720)
Local Phone Number	390-3880
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, par value $0.001 per share
Trading Symbol	UGRO
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	false
Entity Central Index Key	0001706524
Current Fiscal Year End Date	--12-31